WARRANTY LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Warranty Liabilities
SCHEDULE OF WARRANTY LIABILITIES
	2021	2022
	SGD’000	SGD’000
As of January 1,	28	22
Additional accrual	22	6
Utilized	(28)	(6)
Expired	-	-
As of December 31,	22	22